Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	DREYFUS STOCK FUNDS
Central Index Key	0001199348
Amendment Flag	false
Document Creation Date	Feb. 27, 2017
Document Effective Date	Mar. 01, 2017
Prospectus Date	Mar. 01, 2017
Dreyfus International Small Cap Fund | Class A
Prospectus:
Trading Symbol	DYAPX
Dreyfus International Small Cap Fund | Class C
Prospectus:
Trading Symbol	DYCPX
Dreyfus International Small Cap Fund | Class I
Prospectus:
Trading Symbol	DYIPX
Dreyfus International Small Cap Fund | Class Y
Prospectus:
Trading Symbol	DYYPX